Annual Total Returns[BarChart] - Bear ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.89%)	(16.57%)	(26.65%)	(14.34%)	(4.89%)	(13.33%)	(18.03%)	4.03%	(23.19%)	(25.63%)